First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments
January 31, 2026 (Unaudited)

Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES — 76.6%
	Aerospace/Defense — 1.3%
$3,500,000	Boeing (The) Co	5.15%	05/01/30	$3,598,392
2,000,000	Boeing (The) Co	3.25%	02/01/35	1,751,324
6,000,000	Howmet Aerospace, Inc.	3.00%	01/15/29	5,837,534
3,500,000	Huntington Ingalls Industries, Inc.	5.35%	01/15/30	3,621,137
3,500,000	RTX Corp.	5.75%	01/15/29	3,668,309
				18,476,696
	Banking — 13.2%
3,500,000	American Express Co. (a)	5.39%	07/28/27	3,523,894
889,000	American Express Co. (a)	5.10%	02/16/28	899,442
3,000,000	American Express Co. (a)	4.73%	04/25/29	3,045,518
1,500,000	American Express Co. (a)	5.28%	07/27/29	1,543,140
1,263,000	American Express Co. (a)	5.09%	01/30/31	1,297,824
10,000,000	Bank of America Corp. (a)	4.95%	07/22/28	10,139,862
5,395,000	Bank of America Corp. (a)	5.20%	04/25/29	5,527,023
6,000,000	Bank of America Corp. (a)	4.62%	05/09/29	6,081,133
2,000,000	Bank of New York Mellon (The) Corp. (a)	6.32%	10/25/29	2,119,874
3,000,000	Bank of New York Mellon (The) Corp. (a)	4.94%	02/11/31	3,083,649
7,000,000	Citigroup (a)	4.50%	09/11/31	7,007,904
600,000	Fifth Third Bancorp (a)	6.34%	07/27/29	631,082
5,400,000	Fifth Third Bancorp (a)	4.90%	09/06/30	5,494,825
3,500,000	Fifth Third Bancorp (a)	4.34%	04/25/33	3,429,550
600,000	Fifth Third Bank N.A. (a)	4.97%	01/28/28	605,300
5,000,000	Goldman Sachs Bank USA (a)	5.28%	03/18/27	5,007,725
3,000,000	Goldman Sachs Group (The), Inc. (a)	4.94%	04/23/28	3,032,854
1,892,000	Goldman Sachs Group (The), Inc. (a)	4.15%	01/21/29	1,893,762
3,500,000	Goldman Sachs Group (The), Inc. (a)	6.48%	10/24/29	3,705,942
1,500,000	Goldman Sachs Group (The), Inc. (a)	4.69%	10/23/30	1,520,624
3,500,000	Goldman Sachs Group (The), Inc. (a)	4.37%	10/21/31	3,480,824
2,500,000	Goldman Sachs Group (The), Inc. (a)	4.52%	01/21/32	2,499,608
1,500,000	Huntington Bancshares, Inc. (a)	5.27%	01/15/31	1,543,822
3,500,000	Huntington Bancshares, Inc. (a)	5.02%	05/17/33	3,545,706
913,000	Huntington National Bank (The) (a)	4.87%	04/12/28	921,087
5,000,000	JPMorgan Chase & Co. (a)	5.04%	01/23/28	5,051,507
10,500,000	JPMorgan Chase & Co. (a)	4.85%	07/25/28	10,630,477
1,000,000	JPMorgan Chase & Co. (a)	4.51%	10/22/28	1,009,566
2,500,000	JPMorgan Chase & Co. (a)	4.92%	01/24/29	2,545,682
7,500,000	JPMorgan Chase & Co. (a)	4.01%	04/23/29	7,496,542
3,500,000	JPMorgan Chase & Co. (a)	5.30%	07/24/29	3,603,954
2,500,000	JPMorgan Chase & Co. (a)	5.01%	01/23/30	2,563,916
1,000,000	JPMorgan Chase & Co. (a)	4.60%	10/22/30	1,014,633
3,500,000	JPMorgan Chase & Co. (a)	4.35%	01/22/32	3,491,554
10,500,000	Morgan Stanley (a)	5.45%	07/20/29	10,825,762
2,000,000	Morgan Stanley (a)	5.66%	04/18/30	2,083,074
5,250,000	Morgan Stanley (a)	4.49%	01/16/32	5,247,692
3,500,000	Morgan Stanley, Series I (a)	4.13%	10/18/29	3,497,980
3,500,000	Morgan Stanley, Series I (a)	4.36%	10/22/31	3,481,516
2,500,000	Morgan Stanley Bank N.A. (a)	4.95%	01/14/28	2,522,703
3,333,000	Morgan Stanley Bank N.A. (a)	5.02%	01/12/29	3,396,119
1,000,000	PNC Financial Services Group (The), Inc.	3.15%	05/19/27	991,177
2,000,000	PNC Financial Services Group (The), Inc. (a)	6.62%	10/20/27	2,037,146

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Banking (Continued)
$1,000,000	PNC Financial Services Group (The), Inc. (a)	5.58%	06/12/29	$1,035,349
3,000,000	Santander Holdings USA, Inc. (a)	5.47%	03/20/29	3,068,910
4,250,000	State Street Corp. (a)	5.82%	11/04/28	4,391,027
3,500,000	Truist Bank (a)	4.14%	10/23/29	3,498,438
1,750,000	Truist Financial Corp. (a)	6.05%	06/08/27	1,762,158
4,000,000	Truist Financial Corp. (a)	4.87%	01/26/29	4,063,861
2,000,000	US Bancorp (a)	6.79%	10/26/27	2,041,618
5,000,000	Wells Fargo & Co. (a)	5.71%	04/22/28	5,101,081
7,000,000	Wells Fargo & Co. (a)	4.08%	09/15/29	6,994,773
2,500,000	Wells Fargo & Co. (a)	5.20%	01/23/30	2,574,699
3,000,000	Wells Fargo & Co. (a)	5.15%	04/23/31	3,089,866
1,250,000	Wells Fargo & Co., Series W (a)	4.90%	01/24/28	1,260,751
				191,955,505
	Brokerage/Asset Managers/Exchanges — 2.0%
5,000,000	Blackstone Reg Finance Co., LLC	4.30%	11/03/30	4,982,122
3,000,000	Citadel Securities Global Holdings LLC (b)	5.50%	06/18/30	3,083,870
4,000,000	Huntington Bancshares (a)	4.62%	01/28/32	4,007,502
4,516,000	Jane Street Group / JSG Finance, Inc. (b)	6.75%	05/01/33	4,699,389
2,000,000	LPL Holdings, Inc.	4.90%	04/03/28	2,030,753
9,500,000	Nasdaq, Inc.	5.35%	06/28/28	9,788,862
				28,592,498
	Building Materials — 2.7%
10,945,000	American Builders & Contractors Supply Co., Inc. (b)	4.00%	01/15/28	10,809,269
10,001,000	Amrize Finance U.S. LLC	4.70%	04/07/28	10,144,148
3,000,000	Amrize Finance U.S. LLC	4.95%	04/07/30	3,072,269
3,500,000	CRH America Finance, Inc. (b)	3.95%	04/04/28	3,494,471
3,000,000	JH North America Holdings, Inc. (b)	5.88%	01/31/31	3,053,040
4,812,000	QXO Building Products, Inc. (b)	6.75%	04/30/32	4,963,169
2,274,000	Standard Building Solutions, Inc. (b)	6.25%	08/01/33	2,325,522
2,000,000	Vulcan Materials Co.	4.95%	12/01/29	2,055,729
				39,917,617
	Cable Satellite — 0.4%
3,000,000	DISH Network Corp. (b)	11.75%	11/15/27	3,106,404
3,000,000	Wisconsin Public Service Corp.	4.25%	01/15/31	2,998,149
				6,104,553
	Construction Machinery — 2.2%
1,004,000	Ashtead Capital, Inc. (b)	4.38%	08/15/27	1,002,669
3,500,000	Ashtead Capital, Inc. (b)	4.00%	05/01/28	3,474,206
6,000,000	Ashtead Capital, Inc. (b)	5.50%	08/11/32	6,221,957
6,000,000	RB Global Holdings, Inc. (b)	6.75%	03/15/28	6,118,986
14,300,000	United Rentals North America, Inc. (b)	6.00%	12/15/29	14,664,478
				31,482,296
	Consumer Cyclical Services — 0.4%
6,000,000	Sodexo, Inc. (b)	5.15%	08/15/30	6,146,183
	Diversified Manufacturing — 1.0%
7,000,000	Amphenol Corp.	4.13%	11/15/30	6,958,533

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Diversified Manufacturing (Continued)
$5,000,000	Veralto Corp.	5.35%	09/18/28	$5,160,386
3,000,000	Veralto Corp.	5.45%	09/18/33	3,119,298
				15,238,217
	Electric — 5.1%
3,000,000	AEP Transmission Co. LLC	5.38%	06/15/35	3,086,786
7,000,000	Alabama Power Co., Series C	4.30%	03/15/31	7,008,893
3,000,000	Baltimore Gas and Electric Co.	5.45%	06/01/35	3,107,452
3,500,000	CenterPoint Energy Houston Electric LLC, Series ai.	4.45%	10/01/32	3,486,251
636,000	Constellation Energy Generation, LLC	4.40%	01/15/31	634,685
6,231,000	Constellation Energy Generation, LLC (b)	3.75%	03/01/31	6,006,538
2,000,000	Duke Energy Florida LLC	4.20%	12/01/30	1,996,402
933,000	Duke Energy Florida LLC	4.85%	12/01/35	927,214
3,565,000	FirstEnergy Transmission LLC	4.75%	01/15/33	3,560,463
2,000,000	Florida Power & Light Co.	4.70%	02/15/36	1,977,472
6,000,000	Lightning Power LLC (b)	7.25%	08/15/32	6,389,544
7,000,000	NRG Energy, Inc. (b)	4.73%	10/15/30	7,002,944
3,000,000	Oncor Electric Delivery Co. LLC	4.65%	11/01/29	3,053,734
9,091,000	Public Service Electric and Gas Co., Series R	4.20%	01/01/31	9,070,123
6,400,000	Trans-Allegheny Interstate Line Co. (b)	5.00%	01/15/31	6,581,518
3,000,000	Vistra Operations Co. LLC (b)	5.05%	12/30/26	3,028,536
5,049,000	Vistra Operations Co. LLC (b)	4.60%	10/15/30	5,035,681
2,000,000	Wisconsin Electric Power Co.	4.15%	10/15/30	1,994,100
				73,948,336
	Environmental — 0.2%
3,500,000	GFL Environmental Holdings U.S., Inc. (b)	5.50%	02/01/34	3,512,433
	Finance Companies — 1.5%
3,645,000	Rocket Cos., Inc. (b)	6.13%	08/01/30	3,733,953
2,000,000	Rocket Cos., Inc. (b)	6.38%	08/01/33	2,077,422
7,000,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (b)	3.88%	03/01/31	6,575,691
5,836,000	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc. (b)	4.00%	10/15/33	5,362,170
3,500,000	Zions Bancorp (a)	4.70%	08/18/28	3,509,253
				21,258,489
	Food and Beverage — 7.0%
5,000,000	Campbell’s (The) Co.	5.20%	03/19/27	5,064,368
5,000,000	Campbell’s (The) Co.	5.20%	03/21/29	5,132,178
3,500,000	Campbell’s (The) Co.	4.55%	03/21/31	3,476,008
3,995,000	Conagra Brands, Inc.	5.30%	10/01/26	4,024,756
6,000,000	Conagra Brands, Inc.	5.00%	08/01/30	6,066,617
4,000,000	Constellation Brands, Inc.	4.35%	05/09/27	4,016,536
2,500,000	Constellation Brands, Inc.	4.80%	01/15/29	2,545,137
6,000,000	Constellation Brands, Inc.	4.80%	05/01/30	6,106,398
2,500,000	J.M. Smucker (The) Co.	5.90%	11/15/28	2,618,358
2,975,000	Keurig Dr Pepper, Inc.	2.55%	09/15/26	2,948,116
5,000,000	Keurig Dr Pepper, Inc.	5.10%	03/15/27	5,055,328
5,500,000	Keurig Dr Pepper, Inc.	3.43%	06/15/27	5,456,188
2,000,000	Keurig Dr Pepper, Inc.	4.60%	05/25/28	2,017,625
6,000,000	Lamb Weston Holdings, Inc. (b)	4.88%	05/15/28	6,029,652
3,000,000	Lamb Weston Holdings, Inc. (b)	4.13%	01/31/30	2,898,556
13,000,000	Mars, Inc. (b)	4.60%	03/01/28	13,175,439

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Food and Beverage (Continued)
$3,854,000	McCormick & Co., Inc.	3.40%	08/15/27	$3,827,079
3,500,000	McCormick & Co., Inc.	4.95%	04/15/33	3,547,231
3,000,000	Performance Food Group, Inc. (b)	6.13%	09/15/32	3,084,924
4,500,000	Post Holdings, Inc. (b)	6.25%	02/15/32	4,626,248
9,500,000	US Foods, Inc. (b)	4.75%	02/15/29	9,493,024
				101,209,766
	Gaming — 0.9%
722,000	VICI Properties, L.P.	4.75%	04/01/28	729,580
3,500,000	VICI Properties, L.P.	5.13%	05/15/32	3,522,484
3,500,000	VICI Properties, L.P. / VICI Note Co., Inc. (b)	3.75%	02/15/27	3,480,747
6,000,000	VICI Properties, L.P. / VICI Note Co., Inc. (b)	4.63%	12/01/29	6,003,611
				13,736,422
	Health Insurance — 2.5%
6,670,000	Centene Corp.	4.25%	12/15/27	6,633,579
2,000,000	Centene Corp.	4.63%	12/15/29	1,950,538
6,000,000	Elevance Health, Inc.	4.10%	03/01/28	6,016,528
9,000,000	Molina Healthcare, Inc. (b)	4.38%	06/15/28	8,845,142
2,000,000	Molina Healthcare, Inc. (b)	6.25%	01/15/33	2,015,470
2,500,000	UnitedHealth Group, Inc.	4.70%	04/15/29	2,549,463
3,500,000	UnitedHealth Group, Inc.	5.30%	02/15/30	3,644,926
2,500,000	UnitedHealth Group, Inc.	4.90%	04/15/31	2,561,361
1,636,000	UnitedHealth Group, Inc.	5.30%	06/15/35	1,684,148
				35,901,155
	Healthcare — 9.2%
6,000,000	180 Medical, Inc. (b)	3.88%	10/15/29	5,860,180
2,000,000	180 Medical, Inc. (b)	5.30%	10/08/35	1,986,701
4,240,000	Alcon Finance Corp. (b)	3.00%	09/23/29	4,071,503
3,000,000	Alcon Finance Corp. (b)	5.38%	12/06/32	3,137,235
3,000,000	Avantor Funding, Inc. (b)	4.63%	07/15/28	2,978,503
5,000,000	Becton Dickinson & Co.	3.70%	06/06/27	4,986,159
2,500,000	Becton Dickinson & Co.	4.87%	02/08/29	2,551,628
3,250,000	Cardinal Health, Inc.	4.50%	09/15/30	3,275,896
3,000,000	Cencora, Inc.	4.85%	12/15/29	3,069,488
2,500,000	Charles River Laboratories International, Inc. (b)	4.25%	05/01/28	2,470,041
2,500,000	Charles River Laboratories International, Inc. (b)	3.75%	03/15/29	2,413,508
3,000,000	Cigna Group (The)	4.38%	10/15/28	3,025,132
4,345,000	Cigna Group (The)	2.40%	03/15/30	4,044,721
3,000,000	Cigna Group (The)	5.13%	05/15/31	3,095,869
3,000,000	Cigna Group (The)	5.40%	03/15/33	3,118,918
5,000,000	CVS Health	5.45%	09/15/35	5,089,487
2,000,000	HCA, Inc.	4.50%	02/15/27	2,004,489
5,000,000	HCA, Inc.	5.20%	06/01/28	5,123,606
1,000,000	HCA, Inc.	4.30%	11/15/30	994,888
3,000,000	HCA, Inc.	5.50%	06/01/33	3,115,164
7,000,000	Illumina, Inc.	4.75%	12/12/30	7,075,542
5,000,000	IQVIA, Inc. (b)	5.00%	05/15/27	5,004,208
11,000,000	IQVIA, Inc.	5.70%	05/15/28	11,342,650
7,000,000	Medline Borrower, L.P. (b)	3.88%	04/01/29	6,849,537
4,659,000	PRA Health Sciences, Inc. (b)	2.88%	07/15/26	4,630,970

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Healthcare (Continued)
$2,000,000	Quest Diagnostics, Inc.	4.63%	12/15/29	$2,034,605
5,000,000	Solventum Corp.	5.45%	02/25/27	5,072,635
3,101,000	Solventum Corp.	5.40%	03/01/29	3,214,677
2,500,000	Solventum Corp.	5.45%	03/13/31	2,608,973
2,500,000	Solventum Corp.	5.60%	03/23/34	2,600,162
5,000,000	Thermo Fisher Scientific, Inc.	4.20%	03/01/31	4,993,677
4,000,000	Universal Health Services, Inc.	4.63%	10/15/29	4,024,878
3,500,000	Universal Health Services, Inc.	2.65%	10/15/30	3,192,128
5,000,000	Zimmer Biomet Holdings, Inc.	5.05%	02/19/30	5,151,506
				134,209,264
	Lodging — 0.6%
1,647,000	Hilton Domestic Operating Co., Inc. (b)	5.50%	03/31/34	1,655,719
3,500,000	Hyatt Hotels Corp.	5.75%	01/30/27	3,555,307
3,000,000	Hyatt Hotels Corp.	5.05%	03/30/28	3,057,622
1,000,000	Hyatt Hotels Corp.	5.25%	06/30/29	1,031,329
				9,299,977
	Media Entertainment — 0.4%
6,000,000	AppLovin Corp.	5.13%	12/01/29	6,156,161
	Midstream — 0.9%
3,500,000	Entergy Arkansas, LLC	5.15%	01/15/33	3,613,966
4,667,000	Sunoco, L.P. (b)	5.63%	03/15/31	4,697,798
1,000,000	Venture Global Plaquemines LNG LLC (b)	6.13%	12/15/30	1,029,772
3,000,000	Venture Global Plaquemines LNG LLC (b)	7.50%	05/01/33	3,290,934
				12,632,470
	Other Industrial — 0.5%
3,345,000	AECOM (b)	6.00%	08/01/33	3,428,983
3,500,000	Quanta Services, Inc.	2.90%	10/01/30	3,284,838
				6,713,821
	Packaging — 1.3%
897,000	Berry Global, Inc. (b)	4.88%	07/15/26	897,518
11,500,000	Berry Global, Inc.	5.50%	04/15/28	11,857,202
3,000,000	Crown Americas LLC	5.25%	04/01/30	3,066,942
3,000,000	Crown Americas LLC (b)	5.88%	06/01/33	3,070,362
				18,892,024
	Paper — 0.4%
5,302,000	Packaging Corp. of America	5.70%	12/01/33	5,589,122
	Property & Casualty Insurance — 6.0%
1,818,000	Aon North America, Inc.	5.15%	03/01/29	1,872,520
2,000,000	Aon North America, Inc.	5.30%	03/01/31	2,083,021
2,500,000	Aon North America, Inc.	5.45%	03/01/34	2,597,844
10,000,000	Arthur J. Gallagher & Co.	4.85%	12/15/29	10,234,954
5,500,000	Arthur J. Gallagher & Co.	5.50%	03/02/33	5,724,045
994,000	Arthur J. Gallagher & Co.	5.45%	07/15/34	1,027,317
6,031,000	Brown & Brown, Inc.	4.50%	03/15/29	6,071,570
2,250,000	Brown & Brown, Inc.	4.90%	06/23/30	2,285,152
4,500,000	Brown & Brown, Inc.	2.38%	03/15/31	4,047,764
5,500,000	Brown & Brown, Inc.	4.20%	03/17/32	5,318,766
3,500,000	Brown & Brown, Inc.	5.55%	06/23/35	3,582,957

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Property & Casualty Insurance (Continued)
$1,650,000	Marsh & McLennan Cos., Inc.	3.75%	03/14/26	$1,650,049
6,392,000	Marsh & McLennan Cos., Inc.	4.38%	03/15/29	6,457,410
1,000,000	Marsh & McLennan Cos., Inc.	4.65%	03/15/30	1,018,518
4,500,000	Marsh & McLennan Cos., Inc.	4.85%	11/15/31	4,607,451
8,635,000	Ryan Specialty LLC (b)	4.38%	02/01/30	8,423,248
9,480,000	Ryan Specialty LLC (b)	5.88%	08/01/32	9,642,666
3,750,000	Willis North America, Inc.	4.65%	06/15/27	3,780,263
3,500,000	Willis North America, Inc.	4.55%	03/15/31	3,498,448
3,000,000	Willis North America, Inc.	5.35%	05/15/33	3,086,755
				87,010,718
	Retailers — 0.7%
3,000,000	AutoZone, Inc.	3.75%	06/01/27	2,994,084
4,000,000	Lowe’s Cos., Inc.	4.25%	03/15/31	3,983,931
3,500,000	Lowe’s Cos., Inc.	4.50%	10/15/32	3,485,559
				10,463,574
	Technology — 14.6%
7,500,000	Atlassian Corp.	5.25%	05/15/29	7,716,698
5,485,000	Autodesk, Inc.	3.50%	06/15/27	5,452,417
6,504,000	Autodesk, Inc.	2.40%	12/15/31	5,795,049
2,000,000	Broadcom, Inc.	4.30%	01/15/31	1,999,357
11,500,000	CoStar Group, Inc. (b)	2.80%	07/15/30	10,592,222
22,174,000	Crowdstrike Holdings, Inc.	3.00%	02/15/29	21,232,362
1,000,000	Dell International, LLC / EMC Corp.	4.15%	02/15/29	999,877
9,670,000	FactSet Research Systems, Inc.	2.90%	03/01/27	9,556,402
5,000,000	FactSet Research Systems, Inc.	3.45%	03/01/32	4,650,273
15,667,000	Fair Isaac Corp. (b)	6.00%	05/15/33	15,972,663
3,500,000	Fidelity National Information Services, Inc.	4.70%	07/15/27	3,513,212
3,000,000	Fidelity National Information Services, Inc.	5.10%	07/15/32	3,062,189
3,500,000	Fidelity National Information Services, Inc., Series 10Y	4.25%	05/15/28	3,490,148
7,000,000	Global Payments, Inc.	4.50%	11/15/28	7,032,768
3,500,000	Global Payments, Inc.	4.88%	11/15/30	3,501,618
3,500,000	Global Payments, Inc.	5.20%	11/15/32	3,505,365
6,500,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (b)	5.25%	12/01/27	6,496,057
4,000,000	Go Daddy Operating Co. LLC / GD Finance Co., Inc. (b)	3.50%	03/01/29	3,803,409
5,000,000	Keysight Technologies, Inc.	4.60%	04/06/27	5,028,699
3,000,000	Molex Electronic Technologies LLC (b)	4.75%	04/30/28	3,041,871
3,500,000	Molex Electronic Technologies LLC (b)	5.25%	04/30/32	3,594,305
18,500,000	MSCI, Inc. (b)	4.00%	11/15/29	18,129,834
1,167,000	MSCI, Inc.	5.25%	09/01/35	1,171,464
2,500,000	MSCI, Inc.	5.15%	03/15/36	2,467,022
2,250,000	Oracle Corp.	2.30%	03/25/28	2,149,750
3,000,000	Oracle Corp.	4.50%	05/06/28	3,008,132
1,000,000	Oracle Corp.	6.15%	11/09/29	1,043,235
6,500,000	PTC, Inc. (b)	4.00%	02/15/28	6,409,932
2,063,000	Roper Technologies, Inc.	4.25%	09/15/28	2,075,142
3,000,000	Roper Technologies, Inc.	4.75%	02/15/32	3,019,238
6,000,000	SS&C Technologies, Inc. (b)	5.50%	09/30/27	5,998,319
2,857,000	Synopsys, Inc.	4.55%	04/01/27	2,877,936
3,333,000	Synopsys, Inc.	4.65%	04/01/28	3,376,263

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
CORPORATE BONDS AND NOTES (Continued)
	Technology (Continued)
$2,000,000	Synopsys, Inc.	4.85%	04/01/30	$2,041,548
5,000,000	TR Finance LLC	3.35%	05/15/26	4,988,540
3,500,000	TR Finance LLC	5.50%	08/15/35	3,638,671
3,500,000	Verisk Analytics, Inc.	5.25%	06/05/34	3,576,874
3,000,000	VMware LLC	4.70%	05/15/30	3,051,608
10,925,000	Workday, Inc.	3.50%	04/01/27	10,868,770
3,000,000	Workday, Inc.	3.80%	04/01/32	2,866,303
				212,795,542
	Wireless — 1.4%
4,583,000	Crown Castle, Inc.	4.45%	02/15/26	4,582,849
2,500,000	Crown Castle, Inc.	3.65%	09/01/27	2,483,246
1,500,000	Crown Castle, Inc.	5.00%	01/11/28	1,523,813
1,000,000	Crown Castle, Inc.	4.80%	09/01/28	1,015,420
8,000,000	T-Mobile USA, Inc.	4.75%	02/01/28	8,000,000
2,000,000	T-Mobile USA, Inc.	4.95%	03/15/28	2,038,372
				19,643,700
	Wirelines — 0.2%
3,500,000	Frontier Communications Holdings LLC (b)	5.00%	05/01/28	3,502,145
	Total Corporate Bonds and Notes			1,114,388,684
	(Cost $1,097,640,316)
FOREIGN CORPORATE BONDS AND NOTES — 18.9%
	Banking — 7.1%
3,600,000	Banco Santander SA	4.55%	11/06/30	3,604,630
3,500,000	Bank of Montreal (a)	4.35%	09/22/31	3,495,656
5,000,000	Bank of Montreal, Series J (a)	4.44%	01/14/32	4,990,686
2,000,000	Barclays PLC (a)	5.83%	05/09/27	2,009,142
2,000,000	Barclays PLC (a)	6.50%	09/13/27	2,028,924
1,000,000	Barclays PLC (a)	4.84%	09/10/28	1,011,953
588,000	Barclays PLC (a)	5.09%	02/25/29	599,542
727,000	Barclays PLC (a)	4.94%	09/10/30	740,637
3,250,000	BNP Paribas S.A. (a) (b)	5.09%	05/09/31	3,318,766
6,000,000	Canadian Imperial Bank of Commerce (a)	4.86%	01/13/28	6,049,882
3,500,000	Canadian Imperial Bank of Commerce (a)	4.24%	09/08/28	3,513,378
6,500,000	Canadian Imperial Bank of Commerce (a)	4.86%	03/30/29	6,609,339
3,500,000	Canadian Imperial Bank of Commerce (a)	4.28%	01/29/30	3,509,511
6,000,000	Cooperatieve Rabobank U.A. (a) (b)	4.99%	05/27/31	6,138,060
3,500,000	Cooperatieve Rabobank U.A. (a) (b)	5.71%	01/21/33	3,686,080
5,250,000	Credit Agricole S.A. (a) (b)	5.22%	05/27/31	5,394,498
1,750,000	Credit Agricole S.A. (a) (b)	4.82%	09/25/33	1,745,129
2,500,000	Lloyds Banking Group PLC	4.38%	03/22/28	2,518,858
3,750,000	Lloyds Banking Group PLC (a)	5.09%	11/26/28	3,818,986
3,000,000	Royal Bank of Canada (a)	4.97%	01/24/29	3,059,386
3,000,000	Royal Bank of Canada (a)	4.50%	08/06/29	3,032,439
1,000,000	Santander UK Group Holdings PLC (a)	4.32%	09/22/29	1,002,076
6,500,000	Skandinaviska Enskilda Banken AB (b)	4.50%	09/03/30	6,529,591
1,615,000	Toronto-Dominion Bank (The)	4.86%	01/31/28	1,643,010
3,000,000	Toronto-Dominion Bank (The)	4.57%	06/02/28	3,039,902
3,500,000	Toronto-Dominion Bank (The)	4.41%	01/13/31	3,509,660
3,500,000	Toronto-Dominion Bank (The), Medium-Term Note	4.81%	06/03/30	3,572,565

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Banking (Continued)
$7,500,000	UBS Group AG (a) (b)	5.43%	02/08/30	$7,752,046
6,000,000	UBS Group AG (a) (b)	4.40%	09/23/31	5,971,420
				103,895,752
	Building Materials — 0.7%
5,200,000	Cemex S.A.B. de C.V. (b)	5.45%	11/19/29	5,269,675
5,000,000	CRH SMW Finance DAC	5.20%	05/21/29	5,164,418
				10,434,093
	Environmental — 1.3%
9,500,000	GFL Environmental, Inc. (b)	3.50%	09/01/28	9,314,187
10,000,000	Waste Connections, Inc.	4.25%	12/01/28	10,090,910
				19,405,097
	Gaming — 0.4%
100,000	Flutter Treasury DAC (b)	6.38%	04/29/29	103,172
5,947,000	Flutter Treasury DAC (b)	5.88%	06/04/31	6,027,186
				6,130,358
	Healthcare — 0.8%
8,000,000	Icon Investments Six DAC	5.85%	05/08/29	8,345,421
3,000,000	Icon Investments Six DAC	6.00%	05/08/34	3,154,849
				11,500,270
	Leisure — 0.5%
6,000,000	Carnival Corp. (b)	5.88%	06/15/31	6,206,299
1,460,000	Carnival Corp. (b)	5.75%	08/01/32	1,501,280
				7,707,579
	Packaging — 1.0%
5,000,000	CCL Industries, Inc. (b)	3.25%	10/01/26	4,973,858
9,550,000	CCL Industries, Inc. (b)	3.05%	06/01/30	8,999,586
				13,973,444
	Paper — 0.9%
13,000,000	Smurfit Kappa Treasury ULC	5.20%	01/15/30	13,403,599
	Pharmaceuticals — 0.5%
2,900,000	Teva Pharmaceutical Finance Netherlands III BV	6.75%	03/01/28	3,013,219
3,470,000	Teva Pharmaceutical Finance Netherlands IV BV	5.75%	12/01/30	3,595,531
				6,608,750
	Property & Casualty Insurance — 0.6%
8,250,000	Aon Corp. / Aon Global Holdings PLC	2.85%	05/28/27	8,144,190
	Restaurants — 0.5%
7,000,000	1011778 BC ULC / New Red Finance, Inc. (b)	5.63%	09/15/29	7,127,204
	Retailers — 2.3%
7,000,000	Alimentation Couche-Tard, Inc. (b)	4.15%	09/29/28	7,009,979
5,000,000	Alimentation Couche-Tard, Inc. (b)	2.95%	01/25/30	4,750,875
6,000,000	Belron UK Finance PLC (b)	5.75%	10/15/29	6,117,428
10,500,000	Gildan Activewear, Inc. (b)	4.70%	10/07/30	10,471,577
4,500,000	Gildan Activewear, Inc. (b)	5.40%	10/07/35	4,496,674
				32,846,533
	Technology — 2.3%
13,000,000	Constellation Software, Inc. (b)	5.16%	02/16/29	13,231,959
2,500,000	Constellation Software, Inc. (b)	5.46%	02/16/34	2,515,383

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
FOREIGN CORPORATE BONDS AND NOTES (Continued)
	Technology (Continued)
$3,000,000	Elastic N.V. (b)	4.13%	07/15/29	$2,884,676
15,000,000	Open Text Corp. (b)	6.90%	12/01/27	15,498,922
				34,130,940
	Total Foreign Corporate Bonds and Notes			275,307,809
	(Cost $271,418,725)

Principal Value	Description	Annualized Yield on Date of Purchase	Stated Maturity	Value
COMMERCIAL PAPER — 2.6%
	Chemicals — 0.7%
10,100,000	Cabot Corp.	3.80%	02/02/26	10,098,948
	Midstream — 1.0%
14,000,000	Energy Transfer, L.P.	3.86%	02/02/26	13,998,518
	Technology — 0.9%
14,000,000	Global Payments, Inc.	4.06%	02/02/26	13,998,444
	Total Commercial Paper			38,095,910
	(Cost $38,095,910)

Principal Value	Description	Rate (c)	Stated Maturity (d)	Value
SENIOR FLOATING-RATE LOAN INTERESTS — 0.7%
	Finance Companies — 0.3%
3,433,167	Corpay Technologies Operating Company LLC (FleetCor), Term Loan B5, 1 Mo. CME Term SOFR + 1.75%, 0.00% Floor	5.42%	04/28/28	3,436,858
	Food and Beverage — 0.4%
5,954,887	Primo Brands Corp., Term Loan B, 3 Mo. CME Term SOFR + 2.25%, 0.50% Floor	5.92%	03/31/28	5,963,581
	Total Senior Floating-Rate Loan Interests			9,400,439
	(Cost $9,399,899)

	Total Investments — 98.8%			1,437,192,842
	(Cost $1,416,554,850)
	Net Other Assets and Liabilities — 1.2%			17,260,271
	Net Assets — 100.0%			$1,454,453,113

(a)
Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at January 31, 2026. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.

(b)
This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P., the Fund’s advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At January 31, 2026, securities noted as such amounted to $498,238,509 or 34.3% of net assets.

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
(c)
Senior Floating-Rate Loan Interests (“Senior Loans”) in which the Fund invests pay interest at rates which are periodically predetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the SOFR obtained from the U.S. Department of the Treasury’s Office of Financial Research or another major financial institution, (ii) the lending rate offered by one or more major European banks, (iii) the prime rate offered by one or more United States banks or (iv) the certificate of deposit rate. Certain Senior Loans are subject to a SOFR floor that establishes a minimum SOFR rate. When a range of rates is disclosed, the Fund holds more than one contract within the same tranche with identical SOFR period, spread and floor, but different SOFR reset dates.

(d)	Senior Loans generally are subject to mandatory and/or optional prepayment. As a result, the actual remaining maturity of Senior Loans may be substantially less than the stated maturities shown.

Abbreviations throughout the Portfolio of Investments:
CME	– Chicago Mercantile Exchange
SOFR	– Secured Overnight Financing Rate

Country Allocation†	% of Net Assets
United States	79.9%
Canada	9.9
Ireland	2.5
United Kingdom	1.4
Netherlands	1.3
Switzerland	0.9
France	0.7
Multi-National	0.6
Panama	0.5
Sweden	0.5
Mexico	0.4
Spain	0.2
Total Investments	98.8
Net Other Assets and Liabilities	1.2
Total	100.0%

†	Portfolio securities are categorized based upon their country of incorporation.

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

First Trust Limited Duration Investment Grade Corporate ETF (FSIG)
Portfolio of Investments (Continued)
January 31, 2026 (Unaudited)
A summary of the inputs used to value the Fund’s investments as of January 31, 2026 is as follows:

	Total Value at 1/31/2026	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Corporate Bonds and Notes*	$1,114,388,684	$—	$1,114,388,684	$—
Foreign Corporate Bonds and Notes*	275,307,809	—	275,307,809	—
Commercial Paper*	38,095,910	—	38,095,910	—
Senior Floating-Rate Loan Interests*	9,400,439	—	9,400,439	—
Total Investments	$1,437,192,842	$—	$1,437,192,842	$—

*	See Portfolio of Investments for industry breakout.